Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Class A	Class B	Common Stock Class A	Common Stock Class B	Additional Paid in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Loss
Shares Outstanding (in shares) at Dec. 31, 2015				24,737,470	17,751,053
Shares Issued (in shares) at Dec. 31, 2015				24,737,470	17,751,053
Beginning balance at Dec. 31, 2015	$ 682,403			$ 2,474	$ 1,775	$ 367,505	$ 0	$ 320,099	$ (9,450)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	23,579							23,579
Other comprehensive) income (loss	(1,245)								(1,245)
Shares Outstanding (in shares) at Dec. 31, 2016				24,737,470	17,751,053
Shares Issued (in shares) at Dec. 31, 2016				24,737,470	17,751,053
Ending balance at Dec. 31, 2016	704,737			$ 2,474	$ 1,775	367,505	0	343,678	(10,695)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	43,057							43,057
Reclassification of tax law impact on AOCI	0							1,094	(1,094)
Other comprehensive income	5,656								5,656
Other comprehensive) income (loss	4,562
Shares Outstanding (in shares) at Dec. 31, 2017		24,737,470	17,751,053	24,737,470	17,751,053
Shares Issued (in shares) at Dec. 31, 2017		24,737,470	17,751,053	24,737,470	17,751,053
Ending balance at Dec. 31, 2017	753,450			$ 2,474	$ 1,775	367,505	0	387,829	(6,133)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,429							9,429
Dividends	(40,000)							(40,000)
Other comprehensive) income (loss	(10,607)								(10,607)
Shares Outstanding (in shares) at Mar. 31, 2018				24,737,470	17,751,053
Ending balance at Mar. 31, 2018	712,272			$ 2,474	$ 1,775	367,505	0	357,258	(16,740)
Shares Outstanding (in shares) at Dec. 31, 2017		24,737,470	17,751,053	24,737,470	17,751,053
Shares Issued (in shares) at Dec. 31, 2017		24,737,470	17,751,053	24,737,470	17,751,053
Beginning balance at Dec. 31, 2017	753,450			$ 2,474	$ 1,775	367,505	0	387,829	(6,133)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued (in shares)				1,377,523
Common stock issued	17,908			$ 138		17,770
Repurchase of Class B common stock (in shares)					0
Repurchase of Class B common stock	(17,908)						(17,908)
Restricted stock issued (in shares)				736,839
Restricted stock issued	0			$ 74		(74)
Stock-based compensation expense	166					166
Net income	45,833							45,833
Dividends	(40,000)							(40,000)
Other comprehensive) income (loss	(12,031)								(12,031)
Shares Outstanding (in shares) at Dec. 31, 2018		26,851,832	17,751,053	26,851,832	17,751,053
Shares Issued (in shares) at Dec. 31, 2018		26,851,832	17,751,053	26,851,832	17,751,053
Ending balance at Dec. 31, 2018	747,418			$ 2,686	$ 1,775	385,367	(17,908)	393,662	(18,164)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)			16,330,917		16,330,917
Common stock issued (in shares)				2,132,865
Common stock issued	29,218			$ 213		29,005
Repurchase of Class B common stock (in shares)					(2,112,321)
Repurchase of Class B common stock	(28,465)						(28,465)
Restricted stock issued (in shares)				1,299
Restricted stock issued	0
Stock-based compensation expense	1,492					1,492
Net income	13,071							13,071
Other comprehensive) income (loss	16,015								16,015
Shares Outstanding (in shares) at Mar. 31, 2019		28,985,996	14,218,596	28,985,996	14,218,596
Shares Issued (in shares) at Mar. 31, 2019		28,985,996	17,751,053
Ending balance at Mar. 31, 2019	$ 778,749			$ 2,899	$ 1,775	$ 415,864	$ (46,373)	$ 406,733	$ (2,149)